Business Segment Information [Text Block]	6 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Business Segment Information [Text Block]

Business Segment Information

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of our business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the consolidated financial statements prepared on the basis of U.S. GAAP, which are included in our annual report on Form 20-F filed on July 27, 2015.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective April 1, 2015, the Integrated Retail Banking Business Group, the Integrated Corporate Banking Business Group, the Integrated Trust Assets Business Group, the Integrated Global Business Group and the Integrated Global Markets Business Group were renamed the Retail Banking Business Group, the Corporate Banking Business Group, the Trust Assets Business Group, the Global Business Group and the Global Markets Business Group, respectively.

Effective April 1, 2015, we began to include Krungsri as part of the Global Business Group, as shown in the table below.

In addition, effective April 1, 2015, we made modifications to our management accounting rules and practices to clarify the responsibility for profits of each business segment. The modifications had the following impact:

•	for the fiscal year ended March 31, 2015, reducing the operating profits of the Retail Banking Business Group, the Corporate Banking Business Group and the Trust Assets Business Group by ¥6.5 billion, ¥22.3 billion and ¥1.8 billion, respectively, and increasing the operating profits of the Global Business Group, the Global Markets Business Group and Other by ¥27.7 billion, ¥39.2 billion and ¥68.3 billion;

•	for the fiscal year ended March 31, 2014, reducing the operating profits of the Retail Banking Business Group, the Corporate Banking Business Group, the Trust Assets Business Group and the Global Business Group by ¥3.0 billion, ¥17.6 billion, ¥1.3 billion and ¥20.4 billion, respectively, and increasing the operating profits of the Global Markets Business Group and Other by ¥33.0 billion and ¥9.6 billion; and

•	for the fiscal year ended March 31, 2013, reducing the operating profits of the Retail Banking Business Group, the Corporate Banking Business Group, the Trust Assets Business Group and the Global Business Group by ¥1.7 billion, ¥17.6 billion, ¥1.3 billion and ¥13.7 billion, respectively, and increasing the operating profits of the Global Markets Business Group and Other by ¥29.9 billion and ¥6.4 billion.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2013, 2014 and 2015, respectively:

				Global Business Group
	Retail Banking Business Group	Corporate Banking Business Group	Trust Assets Business Group	Other than MUAH/ Krungsri	MUAH	Krungsri(2)	Total	Global Markets Business Group	Other	Total
	(in billions)
Fiscal year ended March 31, 2013:
Net revenue:	¥1,200.7	¥851.7	¥139.0	¥448.1	¥288.5	¥—	¥736.6	¥796.0	¥(15.8)	¥3,708.2
BTMU and MUTB:	563.2	755.4	56.3	340.4	—	—	340.4	680.2	(5.2)	2,390.3
Net interest income	431.1	378.5	—	163.6	—	—	163.6	283.7	61.1	1,318.0
Net fees	123.5	308.3	56.3	141.6	—	—	141.6	(19.4)	(27.9)	582.4
Other	8.6	68.6	—	35.2	—	—	35.2	415.9	(38.4)	489.9
Other than BTMU and MUTB(1)	637.5	96.3	82.7	107.7	288.5	—	396.2	115.8	(10.6)	1,317.9
Operating expenses	908.5	440.4	89.5	243.2	205.4	—	448.6	148.7	162.9	2,198.6

Operating profit (loss)	¥292.2	¥411.3	¥49.5	¥204.9	¥83.1	¥—	¥288.0	¥647.3	¥(178.7)	¥1,509.6

Fiscal year ended March 31, 2014:
Net revenue:	¥1,283.6	¥912.5	¥159.0	¥540.5	¥375.9	¥—	¥916.4	¥604.7	¥(12.8)	¥3,863.4
BTMU and MUTB:	573.7	786.9	66.1	419.9	—	—	419.9	440.0	0.1	2,286.7
Net interest income	403.5	359.9	—	212.2	—	—	212.2	243.9	88.3	1,307.8
Net fees	161.9	338.9	66.1	164.7	—	—	164.7	(23.2)	(62.3)	646.1
Other	8.3	88.1	—	43.0	—	—	43.0	219.3	(25.9)	332.8
Other than BTMU and MUTB(1)	709.9	125.6	92.9	120.6	375.9	—	496.5	164.7	(12.9)	1,576.7
Operating expenses	952.2	444.6	95.4	292.9	266.9	—	559.8	185.0	163.0	2,400.0

Operating profit (loss)	¥331.4	¥467.9	¥63.6	¥247.6	¥109.0	¥—	¥356.6	¥419.7	¥(175.8)	¥1,463.4

Fiscal year ended March 31, 2015:
Net revenue:	¥1,299.4	¥949.3	¥171.5	¥611.6	¥442.4	¥240.3	¥1,294.3	¥661.7	¥(11.7)	¥4,364.5
BTMU and MUTB:	577.5	818.1	71.0	480.9	—	—	480.9	496.3	30.7	2,474.5
Net interest income	374.9	349.4	—	236.1	—	—	236.1	276.7	163.9	1,401.0
Net fees	190.7	375.4	71.0	190.6	—	—	190.6	(34.8)	(95.0)	697.9
Other	11.9	93.3	—	54.2	—	—	54.2	254.4	(38.2)	375.6
Other than BTMU and MUTB(1)	721.9	131.2	100.5	130.7	442.4	240.3	813.4	165.4	(42.4)	1,890.0
Operating expenses	958.8	454.5	103.2	365.0	306.0	123.7	794.7	204.4	185.5	2,701.1

Operating profit (loss)	¥340.6	¥494.8	¥68.3	¥246.6	¥136.4	¥116.6	¥499.6	¥457.3	¥(197.2)	¥1,663.4

Notes:
(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.
(2)	In January 2015, we integrated the former BTMU Bangkok branch with Krungsri. In the above table, the net revenue, operating expenses and operating profit of the former BTMU Bangkok branch for the fiscal year ended March 31, 2015 are included in the Global Business Group, but not in Krungsri. The net revenue, operating expenses and operating profit of the former BTMU Bangkok branch were ¥21.9 billion, ¥7.5 billion and ¥14.4 billion for the fiscal year ended March 31, 2015, respectively. For our business segment information for the six months ended September 30, 2014 and 2015, see our current report on Form 6-K submitted to the U.S. Securities and Exchange Commission on January 29, 2016, which is incorporated by reference in this prospectus.